Share-Based Payments Reserves - Schedule of Stock options (Details)											12 Months Ended
	Jul. 11, 2025	May 26, 2025	Jan. 28, 2025	Jan. 06, 2025	Jul. 29, 2024	Jun. 04, 2024	May 21, 2024	May 01, 2024	Apr. 23, 2024	Mar. 12, 2024	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total Value, Balance											$ 26,401,006	$ 21,262,677
Number of, Granted	200,000	70,422	1,200,000	100,000	3,667,187	4,000,000	200,000	250,000	250,000	125,000
Total Value, Granted											13,355,953	13,024,609
Total Value, Exercised											(13,698,623)	(7,003,084)
Total Value, Expired / cancelled											(1,086,270)	(883,196)
Total Value, Balance											$ 24,972,066	$ 26,401,006
Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of, Balance											28,253,782	23,405,000
Weighted average exercise price, Balance (in Dollars per share) | $ / shares											$ 1.32	$ 0.72
Value of, Balance											$ 16,904,428	$ 13,242,820
Number of, Granted											1,671,030	9,461,187
Weighted average exercise price,Granted (in Dollars per share) | $ / shares											$ 4.51	$ 1.82
Value of, Granted											$ 4,521,451	$ 5,600,819
Number of, Exercised											(9,237,595)	(3,912,405)
Weighted average exercise price,Exercised (in Dollars per share) | $ / shares											$ 1.14	$ 0.28
Value of, Exercised											$ (6,432,505)	$ (1,138,528)
Number of, Expired / cancelled											(950,000)	(700,000)
Weighted average exercise price,Expired / cancelled (in Dollars per share) | $ / shares											$ 3.77	$ 2.08
Value of, Expired / cancelled											$ (940,420)	$ (800,683)
Number of, Balance											19,737,217	28,253,782
Weighted average exercise price, Balance (in Dollars per share) | $ / shares											$ 1.54	$ 1.32
Value of, Balance											$ 14,052,954	$ 16,904,428
DSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of, Balance											13,126,012	9,644,286
Value of, Balance											$ 8,768,445	$ 5,943,892
Number of, Granted											1,839,685	10,914,007
Value of, Granted											$ 7,394,757	$ 7,423,790
Number of, Exercised											(637,500)	(6,432,281)
Value of, Exercised											$ (6,908,083)	$ (4,517,142)
Number of, Expired / cancelled											(4,435,755)	(1,000,000)
Value of, Expired / cancelled											$ (145,850)	$ (82,095)
Number of, Balance											9,892,442	13,126,012
Value of, Balance											$ 9,109,269	$ 8,768,445
RSUs and PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of, Balance
Value of, Balance
Number of, Granted											2,345,000
Value of, Granted											$ 1,439,745
Number of, Exercised											(112,500)
Value of, Exercised											$ (216,250)
Number of, Expired / cancelled
Value of, Expired / cancelled
Number of, Balance											2,232,500
Value of, Balance											$ 1,223,495
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of, Balance											23,125,000	45,868,426
Weighted average exercise price, Balance (in Dollars per share) | $ / shares											$ 0.2	$ 0.3
Value of, Balance											$ 728,133	$ 2,075,965
Number of, Granted
Weighted average exercise price,Granted (in Dollars per share) | $ / shares
Value of, Granted
Number of, Exercised											(3,125,000)	(22,737,789)
Weighted average exercise price,Exercised (in Dollars per share) | $ / shares											$ 0.23	$ 0.06
Value of, Exercised											$ (141,785)	$ (1,347,414)
Number of, Expired / cancelled												(5,637)
Weighted average exercise price,Expired / cancelled (in Dollars per share) | $ / shares												$ 0.3
Value of, Expired / cancelled												$ (418)
Number of, Balance											20,000,000	23,125,000
Weighted average exercise price, Balance (in Dollars per share) | $ / shares												$ 0.2
Value of, Balance											$ 586,348	$ 728,133